Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about Inventory [Abstract]
Raw materials, Cost	$ 2,280	$ 562
Work in progress, Cost	1,486	107
Finished goods, Cost	812	570
Total Inventory, Cost	4,577	1,239
Raw materials, Reserves	0	0
Work in progress, Reserves	0	0
Finished goods, Reserves	(130)	(5)
Total Inventory, Reserves	(130)	(5)
Raw materials	2,280	562
Work in progress	1,486	107
Finished goods	681	565
Total Inventory	$ 4,447	$ 1,234